Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Loan transactions with directors, including their affiliates, and executive officers
A summary of loan transactions with directors, including their affiliates, and executive officers follows:

	Years Ended December 31,
	2016	2015	2014
Balance, Beginning of Period	$181,738	$202,197	$230,722
New Loans	66,269	692	1,116
Less Loan Payments	(106,035)	(21,151)	(29,641)
Balance, End of Period	$141,972	$181,738	$202,197